S-K 1604(c) De-SPAC Dilution $ / shares in Units, $ in Thousands	Dec. 31, 2025 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	11,067,500
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ (0.43)
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	35,067,500
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 9.15
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share (in Dollars per share) | $ / shares	10
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 0.85
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (4,797)
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 320,854
No Redemption [Member] | Shareholder Redemptions [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 9.15
De-SPAC, Number of Shares Used, Adjustment | shares	0
No Redemption [Member] | PIPE Financing [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 240,000
De-SPAC, Number of Shares Used, Adjustment | shares	24,000,000
No Redemption [Member] | Reclassification of Unredeemed Public Shares of PCSC to Permanent Equity [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 91,872
No Redemption [Member] | Payment of Transaction Expenses of PCSC, Net of Associated Liabilities [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ (6,221)
Redemption at 25 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	11,067,500
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ (0.43)
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	32,911,250
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 9.05
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share (in Dollars per share) | $ / shares	10
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 0.95
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (4,797)
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 297,886
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 9.05
De-SPAC, Number of Shares Used, Adjustment | shares	(2,156,250)
Redemption at 25 Percent of Maximum [Member] | PIPE Financing [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 240,000
De-SPAC, Number of Shares Used, Adjustment | shares	24,000,000
Redemption at 25 Percent of Maximum [Member] | Reclassification of Unredeemed Public Shares of PCSC to Permanent Equity [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 68,904
Redemption at 25 Percent of Maximum [Member] | Payment of Transaction Expenses of PCSC, Net of Associated Liabilities [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ (6,221)
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	11,067,500
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ (0.43)
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	30,755,000
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 8.94
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share (in Dollars per share) | $ / shares	10
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 1.06
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (4,797)
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 274,918
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 8.94
De-SPAC, Number of Shares Used, Adjustment | shares	(4,312,500)
Redemption at 50 Percent of Maximum [Member] | PIPE Financing [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 240,000
De-SPAC, Number of Shares Used, Adjustment | shares	24,000,000
Redemption at 50 Percent of Maximum [Member] | Reclassification of Unredeemed Public Shares of PCSC to Permanent Equity [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 45,936
Redemption at 50 Percent of Maximum [Member] | Payment of Transaction Expenses of PCSC, Net of Associated Liabilities [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ (6,221)
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	11,067,500
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ (0.43)
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	28,499,378
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 8.8
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share (in Dollars per share) | $ / shares	10
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 1.2
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (4,797)
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 250,891
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 8.8
De-SPAC, Number of Shares Used, Adjustment | shares	(6,568,122)
Redemption at 100 Percent of Maximum [Member] | PIPE Financing [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 240,000
De-SPAC, Number of Shares Used, Adjustment | shares	24,000,000
Redemption at 100 Percent of Maximum [Member] | Reclassification of Unredeemed Public Shares of PCSC to Permanent Equity [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ 21,909
Redemption at 100 Percent of Maximum [Member] | Payment of Transaction Expenses of PCSC, Net of Associated Liabilities [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution (in Dollars) | $	$ (6,221)